Long-term debt (Details 3) - USD ($) $ in Thousands		Dec. 31, 2014	Dec. 31, 2013
Debt and Capital Lease Obligations		$ 78,542	$ 66,013
Emer Other Financing [Member]
Debt and Capital Lease Obligations	[1]	1,129	247
Prins Other Financing [Member]
Debt and Capital Lease Obligations	[2]	1,424	0
Other Financing [Member]
Debt and Capital Lease Obligations		$ 93	$ 156

[1]	Emer other financing consists of various unsecured bank financing arrangements that carry rates of interest ranging from 1.01% to 2.90% (2013 - 1.01% to 8.00%) and are payable on maturity dates ranging from June 23, 2015 to June 23, 2017.
[2]	Prins other bank financing consists of a credit facility for maximum borrowings of €2,000. The credit facility bears interest at the 3 month Euribor + 3.5% (3.6% as of December 31, 2014). The credit facility is governed by an accounts receivable list requirement limiting such borrowings to 60% of accepted accounts receivable.